Financial instruments and risk management - Liquidity risk management (Details) - Liquidity risk [member] - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 113,762,455	R$ 117,843,727
Financial Liabilities, Undiscounted Cash Flows	166,584,321	170,400,861
2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	16,884,202	16,194,968
2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	12,657,966	19,091,837
Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	65,809,946	53,481,732
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	71,232,207	81,632,324
Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,585,058	5,141,386
Financial Liabilities, Undiscounted Cash Flows	5,585,058	5,141,386
Trade accounts payable | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	5,585,058	5,141,386
Trade accounts payable | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows
Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	92,706,122	94,801,257
Financial Liabilities, Undiscounted Cash Flows	134,223,634	136,586,565
Loans, financing and debentures | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	7,906,339	5,690,098
Loans, financing and debentures | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	10,168,812	16,894,643
Loans, financing and debentures | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	58,381,990	46,428,491
Loans, financing and debentures | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	57,766,493	67,573,333
Leases (1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,707,418	6,929,890
Financial Liabilities, Undiscounted Cash Flows	12,054,041	13,281,230
Leases (1) | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	2,043,989	2,761,632
Leases (1) | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,232,081	1,235,951
Leases (1) | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	3,099,943	3,161,325
Leases (1) | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	5,678,028	6,122,322
Derivative Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,438,336	9,341,349
Financial Liabilities, Undiscounted Cash Flows	14,377,544	13,741,567
Derivative Liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,200,050	1,139,273
Derivative Liabilities | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,094,962	849,920
Derivative Liabilities | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	4,294,846	3,815,705
Derivative Liabilities | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	7,787,686	7,936,669
Dividends payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,352	1,393,121
Financial Liabilities, Undiscounted Cash Flows	7,352	1,393,121
Dividends payable | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	7,352	1,393,121
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	318,169	236,724
Financial Liabilities, Undiscounted Cash Flows	336,692	256,992
Other liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	141,414	69,458
Other liabilities | 2027
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	162,111	111,323
Other liabilities | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	R$ 33,167	R$ 76,211